Subsequent Events (Details) (USD $)	1 Months Ended	12 Months Ended
	Feb. 14, 2014	Dec. 31, 2013 Minimum quartely distribution	Dec. 31, 2013 Minimum annual distribution
Distribution made to Limited Partner, Distributions paid, Per unit	$ 0.1746
Minimum Partners' Capital, Distribution Amount Per Unit		$ 0.365	$ 1.46